Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Class A [Member]	Class A [Member] Common Stock [Member]
Beginning Balance, Value at Dec. 31, 2013	$ 563,158	$ 799,233	$ (10,784)	$ (59,896)	$ (226,380)	$ 60,577		$ 408
Beginning Balance, Shares at Dec. 31, 2013					(7,702,900)			40,772,434
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	107,371			86,874		20,497
Other Comprehensive Income (Loss)	(12,211)		(9,603)			(2,608)
Treasury Stock Purchases, net	(142,850)				$ (142,850)
Treasury Stock Purchases, net, Shares					(2,706,666)
Evercore LP Units Purchased or Converted into Class A Common Stock	5,563	17,235				(11,686)		$ 14
Evercore LP Units Purchased or Converted into Class A Common Stock, Shares								1,421,493
Equity-based Compensation Awards	136,989	133,354				3,593		$ 42
Equity-based Compensation Awards, Shares								4,220,313
Shares Issued as Consideration for Acquisitions and Investments	87,662	11,073			$ 4,245	72,344
Shares Issued as Consideration for Acquisitions and Investments, Shares					131,243
Dividends and Equivalents	(38,754)	6,038		(44,792)
Noncontrolling Interest (Note 15)	5,305	(16,786)			$ 3,856	18,235
Noncontrolling Interest (Note 15), Shares					119,207
Ending Balance, Value at Dec. 31, 2014	712,233	950,147	(20,387)	(17,814)	$ (361,129)	160,952		$ 464
Ending Balance, Shares at Dec. 31, 2014					(10,159,116)			46,414,240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	57,690			42,863		14,827
Other Comprehensive Income (Loss)	(18,038)		(14,152)			(3,886)
Treasury Stock Purchases, net	(283,283)				$ (283,283)
Treasury Stock Purchases, net, Shares					(5,467,172)
Evercore LP Units Purchased or Converted into Class A Common Stock	$ (960)	11,046				(12,012)		$ 6
Evercore LP Units Purchased or Converted into Class A Common Stock, Shares	26,000							585,723
Equity-based Compensation Awards	$ 206,119	123,357				82,734		$ 28
Equity-based Compensation Awards, Shares								2,795,051
Dividends and Equivalents	(46,326)	6,514		(52,840)
Noncontrolling Interest (Note 15)	(38,620)	1,331				(39,951)
Exercise of Warrants	118,401	118,347						$ 54
Exercise of Warrants, Shares								5,454,545
Ending Balance, Value at Dec. 31, 2015	707,216	1,210,742	(34,539)	(27,791)	$ (644,412)	202,664		$ 552
Ending Balance, Shares at Dec. 31, 2015					(15,626,288)		39,623,271	55,249,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	148,512			107,528		40,984
Other Comprehensive Income (Loss)	(19,294)		(15,557)			(3,737)
Treasury Stock Purchases, net	(167,241)				$ (167,241)
Treasury Stock Purchases, net, Shares					(3,475,423)
Evercore LP Units Purchased or Converted into Class A Common Stock	6,620	23,095				(16,480)		$ 5
Evercore LP Units Purchased or Converted into Class A Common Stock, Shares								532,175
Equity-based Compensation Awards	209,123	127,706				81,392		$ 25
Equity-based Compensation Awards, Shares								2,510,833
Dividends and Equivalents	(51,558)	7,836		(59,394)
Noncontrolling Interest (Note 15)	(50,047)	(1,257)				(48,790)
Ending Balance, Value at Dec. 31, 2016	$ 783,331	$ 1,368,122	$ (50,096)	$ 20,343	$ (811,653)	$ 256,033		$ 582
Ending Balance, Shares at Dec. 31, 2016					(19,101,711)		39,190,856	58,292,567